OTHER LONG-TERM OBLIGATIONS (Details 1) (CAD) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Balance, beginning of period	6.2	8.5	7.9
Liabilities settled	(0.1)	0	(0.7)
Liabilities derecognized	0	(2.3)	0
Accretion expense	0	0	0.1
Revised estimates of future cash flows	0	0	1.2
Balance, end of period	6.1	6.2	8.5